Accounting Items that Identify the Compliance with Minimum Cash Requirements (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Minimum Cash Requirement Constitute by Bank
The items recognized by the Bank to constitute the minimum cash requirement effective for December 2020 are listed below, indicating the amounts as of month-end
of the related items:

Description	Banco Macro SA
Cash and deposits in banks
Amounts in BCRA accounts	49,994,923
Other debt securities
Liquidity letters of Central Bank of Argentina	47,216,670
Government securities computable for the minimum cash requirements	17,725,006
Financial assets delivered as guarantee
Special guarantee accounts with the BCRA	12,040,746

Total	126,977,345